Summary Prospectus	January 28, 2026

RiverPark Large Growth Fund

Retail Class Shares (Ticker Symbol: RPXFX)
Institutional Class Shares (Ticker Symbol: RPXIX)
Class C Shares*

* Class C Shares are not currently being offered for sale to investors.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at http://www.riverparkfunds.com/how-to-invest. You may also obtain this information at no cost by calling 1-888-564-4517 or by sending an e-mail request to riverparkfunds@seic.com. The Fund’s statutory prospectus (“Prospectus”) and statement of additional information (“SAI”), both dated January 28, 2026, are incorporated by reference into this Summary Prospectus.

Investment Objective

The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail	Institutional	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	1.00%
Shareholder Servicing Fees[1]	0.25%	None	None
Administrative Fees[1]	0.11%	0.10%	0.10%
Other Expenses[2]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.28%	1.02%	2.02%
Fee Waiver and/or Expense Reimbursement[3]	-0.03%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.00%	2.00%

1	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.

2

Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.

3

The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail	$127	$403	$699	$1,543
Institutional	$102	$323	$561	$1,246
Class C	$203	$632	$1,086	$2,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses fundamental research to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Principal Risks

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Large Cap Company Risk. Because the Fund invests primarily in large cap company securities, the Fund may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

See “Description of Principal Risks” beginning on page 51 of the Prospectus for a discussion of each of these risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns
(as of December 31)
Institutional Class (RPXIX)

During the period of time shown in the bar chart, the highest quarterly return was 38.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -33.91% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2025, the ten years ended December 31, 2025 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception (9/30/2010)
Institutional Class Shares (RPXIX)
Return Before Taxes	13.30%	4.16%	12.82%	12.74%
Return After Taxes on Distributions*	10.99%	2.73%	10.99%	11.42%
Return After Taxes on Distributions and Sale of Fund Shares*	9.46%	3.06%	10.21%	10.63%
Retail Class Shares (RPXFX)
Return Before Taxes	13.02%	3.89%	12.53%	12.45%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%	17.12%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.57%

*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.

Management

Investment Adviser

RiverPark Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager

Conrad van Tienhoven is the portfolio manager primarily responsible for the investment decisions of the Fund. Mr. van Tienhoven has been associated with the Adviser since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day (any weekday exclusive of days on which the New York Stock Exchange (the “NYSE”) is closed is a “business day”) by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary. The minimum initial investment in the Retail Class Shares is $1,000. The minimum initial investment in the Institutional Class Shares is $50,000. Class C Shares, when offered for sale to investors, will have a minimum initial investment of $1,000. There is no minimum for subsequent investments. Transactions received, in good order, before the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) will receive the net asset value on that day. Requests received after the close of trading will be processed on the next business day and will receive the next day’s calculated net asset value.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. Please see also, “ADDITIONAL TAX INFORMATION” in the Statement of Additional Information (the “SAI”), for additional information regarding the taxation of the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial planner or visit your financial intermediary’s website for more information.

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